Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,388,628
Proposed Maximum Offering Price per Unit	27.6
Maximum Aggregate Offering Price	$ 65,926,132.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,104.4
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock , par value $0.001 per share (“Common Stock”), that become issuable under the Registrant’s 2024 Stock Option and Incentive Plan (the “2024 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

(2) Represents an automatic increase to the number of shares of Common Stock available for issuance under the 2024 Plan, in accordance with the automatic annual increase provision therein, which was effective as of January 1, 2026. Shares available for issuance under the 2024 Plan were previously registered on a registration statement on Form S-8 filed with the Securities and Exchange Commission on June 7, 2024 (File No. 333-280058) and March 11, 2025 (File No. 333-285697).

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low prices of the Common Stock reported on the Nasdaq Global Market on March 3, 2026.